Leases (Details) - Schedule of Cash Paid and Related Right-of-Use Operating Finance or Operating Lease - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases			$ 4,347	$ 5,336
Financing cash flows from finance leases	$ 660	$ 847	1,021	1,600	$ 1,144
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases			34	1,796
Finance leases			$ 104	$ 286